Provisions for liabilities and charges - Summary of Provisions for Liabilities and Charges (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Noncurrent Provisions [line items]
Beginning balance	£ 306.3	£ 247.8
Charged to the income statement	61.0	65.2
Acquisitions	7.3	0.7
Utilised	(76.9)	(18.6)
Released to the income statement	(43.3)	(16.5)
Other movements	13.7	33.7
Exchange adjustments	0.4	(6.0)
Ending balance	268.5	306.3
Acquisitions provisions from revisions to fair value adjustments	7.3	0.4
Property
Disclosure of Noncurrent Provisions [line items]
Beginning balance	76.7	81.5
Charged to the income statement	25.2	14.8
Acquisitions	0.0	0.0
Utilised	(7.0)	(1.6)
Released to the income statement	(18.3)	(1.5)
Other movements	(5.2)	(15.0)
Exchange adjustments	(0.8)	(1.5)
Ending balance	70.6	76.7
Other
Disclosure of Noncurrent Provisions [line items]
Beginning balance	229.6	166.3
Charged to the income statement	35.8	50.4
Acquisitions	7.3	0.7
Utilised	(69.9)	(17.0)
Released to the income statement	(25.0)	(15.0)
Other movements	18.9	48.7
Exchange adjustments	1.2	(4.5)
Ending balance	£ 197.9	£ 229.6